Supplement dated August 18, 2010
To Prospectus Dated May 1, 2010
For

PERSPECTIVE INVESTOR®

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

Issued By

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT IV

This supplement updates the above-referenced Prospectus.  Please read and keep it together with your Prospectus for future reference.

The date of the Prospectus is updated to August 17, 2010.  The Prospectus is otherwise unchanged.

This Supplement is dated August 18, 2010.

(To be used with Forms:  NV5825 05/10)

NMU6016NY 08/10